FINANCIAL INSTRUMENTS (Details 16) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Number shares	Dec. 31, 2021 BRL (R$) Number shares	Dec. 31, 2020 BRL (R$)
IfrsStatementLineItems [Line Items]
Closing Balance	R$ 1,184,895	R$ 2,383,059
Fair value adjustment recognized in profit or loss	R$ (1,198,164)	R$ 385,297	R$ 1,190,489
Ordinary Shares One [Member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	106,620,851	106,620,851
Equity interest (%)	15.12%	15.12%
Share price | Number	7.41	14.51
Closing Balance	R$ 790,061	R$ 1,547,069
Fair value adjustment recognized in profit or loss	R$ (757,008)	R$ (121,593)	623,652
Preference shares [member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	55,144,456	55,144,456
Equity interest (%)	10.07%	10.07%
Share price | Number	7.16	15.16
Closing Balance	R$ 394,834	R$ 835,990
Fair value adjustment recognized in profit or loss	R$ (441,156)	R$ 506,890	566,837
Preference Sharesone [Member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	2,705,726	2,705,726
Equity interest (%)	11.31%	11.31%
Share price | Number	35.00	70.34
Closing Balance	R$ 94,700	R$ 190,321
Fair value adjustment recognized in profit or loss	(95,620)	109,254	12,579
Total Shares [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	1,279,595	2,573,380
Fair value adjustment recognized in profit or loss	R$ (1,293,784)	R$ 494,551	R$ 1,203,068